Debt - Conditions of Long Term Debt Outstanding (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Mar. 07, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Total debt				$ 4,546,608			$ 3,591,434		$ 3,084,214
less: current portion				(149,069)			(71,613)		(49,794)
Long-term debt				4,397,539			$ 3,519,821		3,034,420
ACOA AIF grant (C$2,871,919)
Debt Instrument [Line Items]
Total debt				2,168,873
ACOA term loan (C$337,000)
Debt Instrument [Line Items]
Total debt				566,128
Kubota Canada Ltd (C$95,961)
Debt Instrument [Line Items]
Total debt				55,215
PEI Finance term loan (C$2,717,093)
Debt Instrument [Line Items]
Total debt				$ 1,756,392
Loans Payable | ACOA AIF grant (C$2,871,919)
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,871,919			$ 2,871,919		$ 2,871,919
Interest rate				0.00%	0.00%		0.00%	0.00%
Total debt				$ 2,168,873			$ 2,106,840		2,287,771
Loans Payable | Kubota Canada Ltd (C$95,961)
Debt Instrument [Line Items]
Total debt							61,178
Secured Debt | ACOA term loan (C$337,000)
Debt Instrument [Line Items]
Debt instrument, face amount					$ 337,000
Interest rate				0.00%	0.00%
Monthly repayment		$ 3,120
Total debt				$ 188,528			203,735
Secured Debt | ACOA term loan (C$500,000)
Debt Instrument [Line Items]
Claim period	9 years
Debt instrument, face amount					$ 500,000	$ 500,000
Interest rate				0.00%	0.00%	0.00%
Monthly repayment		4,630
Total debt				$ 377,600			$ 0
Secured Debt | ACOA term loan (C$337,000)
Debt Instrument [Line Items]
Debt instrument, face amount								$ 337,000
Interest rate							0.00%	0.00%
Monthly repayment			$ 3,120
Total debt							$ 203,735		251,056
Secured Debt | Kubota Canada Ltd (C$95,961)
Debt Instrument [Line Items]
Debt instrument, face amount					$ 95,961			$ 95,961
Interest rate				0.00%	0.00%		0.00%	0.00%
Monthly repayment		1,142	1,142
Total debt				$ 55,215			$ 61,178		0
Secured Debt | PEI Finance term loan (C$2,717,093)
Debt Instrument [Line Items]
Debt instrument, face amount								$ 2,717,093		$ 717,093
Interest rate				4.00%	4.00%		4.00%	4.00%
Monthly repayment		$ 16,313	$ 4,333
Total debt				$ 1,756,392			$ 1,219,681		$ 545,387